EMPLOYEE BENEFIT PLANS – 401(K) PLAN (Details Narrative) - GNQ INSILICO INC [Member] - USD ($)		3 Months Ended		12 Months Ended
	Jan. 01, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Multiemployer Plan [Line Items]
Defined contribution plan, description	the Company entered into a defined contribution Pooled Employer 401(k) tax-deferred savings plan administered by a third-party service provider for all U.S. employees who meet certain eligibility requirements. Employees may contribute, on a pre-tax or post-tax basis, a percentage of their annual compensation, not to exceed a maximum contribution amount pursuant to Section 401(k) of the Internal Revenue Code.
Contributed to plan		$ 8,939		$ 12,557
Unrecognized compensation cost		$ 262,349		$ 289,676
Weighted average period expected term				1 year 9 months 14 days
Equity Option [Member]
Multiemployer Plan [Line Items]
Weighted average period expected term		1 year 9 months 14 days
Maximum [Member]
Multiemployer Plan [Line Items]
Employees contributions	3.50%